Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	6 Months Ended			0 Months Ended		6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2013 INR	Jul. 26, 2014 Scheme XXIII	Jul. 26, 2014 Scheme XXIV	Sep. 30, 2014 Employees Stock Option Scheme INR	Sep. 30, 2013 Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted				574,000	41,085,000	41,659,000	47,028,500
Stock-based compensation, intrinsic value of options exercised at grant date		85.4	59.8
Stock-based compensation, intrinsic value of options exercised at exercise date		6,103.1	3,249.1
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date		273.6
Stock-based compensation, aggregate intrinsic value of options outstanding as at end of period		23,528.8
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date		273.6
Stock-based compensation, aggregate intrinsic value of options exercisable as at end of period		16,694.0
Stock-based compensation, total stock compensation cost recognized under the plans	80.5	4,985.4	1,710.7
Stock-based compensation, unvested options, outstanding	68,902,700	68,902,700
Stock-based compensation, unvested options, weighted average exercise price		773.5
Stock-based compensation, unvested options, aggregate intrinsic value at grant date		0
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period		6,834.8
Stock-based compensation, total estimated compensation cost to be recognized in future periods						12,770.2
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)						1 year 18 days